LEASES - OPERATING LEASES, RIGHT-OF-USE ASSETS, AND LEASE LIABILITIES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Operating lease expense	$ 259,787	$ 77,823	$ 93,154
Short-term lease commitment	113,043	30,461
Sublease rent income	$ 113,732	$ 111,046	$ 71,797
Bottom of range [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Leases, applied interest rate	6.34%
Top of range [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Leases, applied interest rate	10.00%